Proposed Business Combination - Other Agreements (Details) $ / shares in Units, $ in Thousands	Sep. 01, 2020 USD ($) item $ / shares shares	Sep. 30, 2020 $ / shares	Mar. 31, 2020 $ / shares	Mar. 05, 2020 $ / shares	Jan. 24, 2020 $ / shares
Business Acquisition [Line Items]
Price per share | $ / shares				$ 12.00	$ 12.00
Skillz Inc
Business Acquisition [Line Items]
Outstanding voting power of common stock and preferred stock held by Supporting Stockholders (as a percent)	85.00%
Number of common stock agreed to be cancelled	899,797
Number of private placement warrants agreed to be cancelled	5,016,667
Number of shares held by stockholders with whom Voting Agreements were entered	6,972,518
Percentage of issued and outstanding common stockholders who have agreed to vote in favor of the Business Combination	28.00%
New Skillz
Business Acquisition [Line Items]
Threshold number of demands to be facilitated | item	1
Period during which the shares are restricted to be transferred	2 years
Number of shares restricted to be transferred	1,500,000
Period after which the share restrictions will be released	6 months
Class A common stock
Business Acquisition [Line Items]
Price per share | $ / shares		$ 10.00	$ 10.00
Aggregate number of shares subject to Non-Redemption Agreements	9,577,500
Amount of shares subject to Non-Redemption Agreements | $	$ 95,840
Private Placement | Class A common stock
Business Acquisition [Line Items]
Shares agreed to be issued	15,853,052
Price per share | $ / shares	$ 10.00